Loss Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail)	3 Months Ended
Mar. 31, 2026 shares
Vested LLC Interests Attributable to Continuing Equity Owners
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	81,132,471
Unvested LLC Interests Attributable to SOLV Energy Management Holdings LP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	5,995,666
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	257,400
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	3,072,538